Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Reconciliation of the component parts of earnings per share
A reconciliation of the component parts of earnings per share for 2015, 2014 and 2013 follows:

(dollars in thousands, except per share data)
	2015	2014	2013
For the years ended
December 31:
Net income	$42,238	44,193	39,812
Less: Net income allocated to participating securities	-	43	45
Net income allocated to common shareholders	$42,238	44,150	39,767
Basic EPS:
Distributed earnings allocated to common stock	$24,961	24,866	24,745
Undistributed earnings allocated to common stock	17,277	19,284	15,022
Net income allocated to common shareholders	$42,238	44,150	39,767
Weighted average common shares outstanding including participating securities	95,103	94,721	94,266
Less: Participating securities	-	93	106
Weighted average common shares	95,103	94,628	94,160

Basic EPS	$0.444	0.467	0.422

Diluted EPS:
Net income allocated to common shareholders	$42,238	44,150	39,767
Weighted average common shares for basic EPS	95,103	94,628	94,160
Effect of Dilutive Securities:
Stock Options	110	125	46
Weighted average common shares including potential dilutive shares	95,213	94,753	94,206

Diluted EPS	$0.444	0.466	0.422